Organization and Description of Business Operations - Going Concern, Liquidity and Capital Resources (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Accumulated deficit	$ 30,702,806						$ 30,702,806		$ 28,665,216
Loss from operation	701,170			$ 543,147			2,083,601	$ 3,162,876
Net loss	1,823,351	$ (113,287)	$ 327,526	$ 601,372	$ 961,207	$ 1,753,978	2,037,590	$ 3,316,557
Cash	$ 724,502						$ 724,502		56,319
Liminatus Pharma, LLC
Business Combination [Line Items]
Accumulated deficit									28,665,000	$ 25,119,000
Loss from operation									3,330,000	4,819,000
Net loss									3,546,000	4,984,000
Cash									$ 56,000	$ 434,000
Substantial Doubt about Going Concern, within One Year [true false]									true